SIERRA ADVANTAGE
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                       Annuity Administration Department
                                 P.O. Box 1401
                           Houston, Texas 77251-1401

                     Supplement Dated January 30, 1997 to
                        Prospectus Dated May 1, 1997 as
                        Supplemented December 23, 1997

On December 23, 1997, shareholders of the Short Term Global Government Fund (the "Global Government Fund") of The Sierra Variable Trust ("Trust") approved the reorganization and merger of the Global Government Fund with and into the Short Term High Quality Bond Fund of the Trust. That reorganization was completed on January 30, 1998. As a result, the Global Government Fund has ceased to exist. Accordingly, American General Life Insurance Company ("AGL") has removed the Short Term Global Government Division from its Separate Account D, effective January 30, 1998. As described in the December 23, 1997 supplement to this prospectus, a Contract owner's Account Value allocated to the Global Government Division was converted, as of January 30, 1998, into the same dollar amount of Account Value in the Short Term High Quality Bond Fund.

On December 23, 1997, shareholders of each of the Funds of the Trust (other than the Global Government Fund) also approved the appointment of Composite Research & Management Co. ("Composite") as the new investment adviser, effective January 30, 1998.

The Trust has advised AGL that the name of the Global Money Fund is now the Money Market Fund. Accordingly, AGL has changed the name of its Global Money Division to the name "Money Market Division."

The Separate Account D Prospectus is amended to (1) delete reference to the Global Government Fund on the cover page and on pages 7-8, 12, and 14, (2) delete reference to the Global Government Division on page 12, (3) reduce the numbers "forty-three," "nine," "fourteen," and "five," to "forty-two," "eight," "thirteen," and "four," respectively, where they appear on page 13,
(4) substitute the name "Composite Research & Management Co." for the name "Sierra Investment Advisors Corporation," in the second paragraph under "The Funds," on page 13, and (5) substitute the name "Money Market" for the name "Global Money," where the latter appears on the cover page and on pages 7-8, 12, and 14.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               SIERRA ADVANTAGE
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                     Supplement Dated January 30, 1998 to
             Statement of Additional Information Dated May 1, 1997

On December 23, 1997, shareholders of the Short Term Global Government Fund (the "Global Government Fund") of The Sierra Variable Trust ("Trust") approved the reorganization and merger of the Global Government Fund with and into the Short Term High Quality Bond Fund of the Trust. That reorganization was completed on January 30, 1998. As a result, the Global Government Fund has ceased to exist. Accordingly, American General Life Insurance Company ("AGL") has removed the Short Term Global Government Division of its Separate Account D, effective January 30, 1998.

The Trust has advised AGL that the name of the Global Money Fund is now the Money Market Fund. Accordingly, AGL has changed the name of its Global Money Division to the name "Money Market Division."

The Separate Account D Statement of Additional Information is amended to (1) delete reference to the Global Government Fund on pages 5-6, (2) delete reference to the Global Government Division on page 7, (3) substitute the name "Money Market Fund" for the name "Global Money Fund," where the latter appears on pages 5-6, and (4) substitute the name "Money Market Division" for the name "Global Money Division," where the latter appears on page 7.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE